091-06752 jm

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RECEIVED
OCT 28 2009
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

10045364

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

IQ CPI Inflation Hedged Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

CPI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE Arca

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

October 27, 2009

SEC 2449 (1/99)

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	**OCT 28 2009**

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 28 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

October 27, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Citigroup Funding / Thomson Reuters / IndexIQ

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Citigroup Funding ELKS based Upon the Common Stock of Wells Fargo & Company due November 24, 2010 (Ticker Symbol ESK)
- Citigroup Funding ELKS based Upon the Common Stock of Schlumberger Limited due November 24, 2010 (Ticker Symbol EVD)
- Thomson Reuters/Jefferies CRB Global Agriculture Equity Index Fund linked to the Thomson Reuters/Jefferies-In-The-Ground CRB Global Agriculture Equity Index (Ticker Symbol CRBA)
- Thomson Reuters/Jefferies CRB Global Industrial Metals Equity Index Fund linked to the Thomson Reuters/Jefferies-In-The-Ground CRB Global Industrial Metals Equity Index (Ticker Symbol CRBI)
- IndexIQ CPI Inflation Hedged ETF linked to the IndexIQ CPI Inflation Hedged Index (Ticker Symbol CPI)
- IndexIQ ARB Global Resources ETF linked to the IndexIQ ARB Global Resources Index (Ticker Symbol GRES)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	**OCT 28 2009**